As filed with the Securities and Exchange Commission on October 9, 2025

File No. 333-288888

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.		[ ]

Post-Effective Amendment No.	2	[X]
(Check appropriate box or boxes)

VANECK FUNDS
(Exact Name of Registrant as Specified in Charter)

666 Third Avenue
New York, NY 10017
(Address of Principal Executive Offices) (Number, Street, City, State, Zip Code)

212-293-2000
(Registrant’s Area Code and Telephone Number)

Jonathan R. Simon, Esq.
Senior Vice President and General Counsel
Van Eck Associates Corporation
666 Third Avenue, 9th Floor
New York, NY 10017
(Name and Address of Agent for Service)

Copy to:
Fabio Battaglia, Esq.
Stradley Ronon Stevens & Young LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103

Approximate Date of Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

Title of securities being registered:

Shares of beneficial interest, without par value, of the VanEck Emerging Markets Bond ETF, a series of the Registrant.

It is proposed that the filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE
Part A and Part B of this Amendment are incorporated by reference to those filed in Post-Effective Amendment No. 1 to the Registration Statement, electronically filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, on August 22, 2025, under Accession Number 0000768847-25-000174.

VANECK FUNDS

PART C

OTHER INFORMATION

Item 15.        Indemnification

Reference is made to the Amended and Restated Master Trust Agreement of the Registrant, as amended, each Advisory Agreement, each Sub-Advisory Agreement (if any), the Distribution Agreement, the Custodian Agreement, and the Data Access Agreement.

The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee’s, officer’s, employee’s or agent’s office.

Reference is also made to the individual Trustee Indemnification Agreements entered into with each of the Trustees of the Registrant. The Indemnification Agreements do not supersede or replace the indemnification under the Amended and Restated Master Trust Agreement of the Registrant, as amended. The Indemnification Agreements supplement the protections under the Amended and Restated Master Trust Agreement, by clarifying the scope of certain terms of the Amended and Restated Master Trust Agreement and providing a variety of procedural benefits, including with respect to protection from modification of the indemnification, term and survival of Registrant’s obligations, and procedural enhancements with respect to, among other things, advancement of expenses, determination of entitlement, indemnification for expenses incurred by a Trustee as a witness and selection of counsel.

Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (“1933 Act”), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission (“SEC”) such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16.        Exhibits

The following exhibits are incorporated by reference to the previously filed documents indicated below, except Exhibits 4(a) and 12(a):

(1)	Copies of the charter of the Registrant as now in effect;

	(a)	Master Trust Agreement and Amendments. (13)

	(b)	Amendment No. 36 to Amended and Restated Master Trust Agreement. (14)

	(c)	Amendment No. 37 to Amended and Restated Master Trust Agreement. (14)

	(d)	Amendment No. 38 to Amended and Restated Master Trust Agreement. (15)

	(e)	Amendment No. 39 to Amended and Restated Master Trust Agreement. (17)

	(f)	Amendment No. 40 to Amended and Restated Master Trust Agreement. (17)

	(g)	Amendment No. 41 to Amended and Restated Master Trust Agreement. (19)

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant;

	(a)	Amended and Restated By-Laws of Registrant. (10)

(3)	Copies of any voting trust agreement affecting more than five percent of any class of equity securities of the Registrant;

Not Applicable.

(4)	Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it;

	(a)	Plan of Reorganization. (22)

(5)	Copies of all instruments defining the rights of holders of the securities being registered including, where applicable, the relevant portion of the articles of incorporation or by-laws of the Registrant;

	(a)	Amended and Restated Master Trust Agreement
Article IV – Shares
Article V – Shareholders’ Voting Powers and Meetings
Article VI – Limitation of Liability; Indemnification

	(b)	Amended and Restated By-Laws
Article 9 – Issuance of Share Certificates

(6)	Copies of all investment advisory contracts relating to the management of the assets of the Registrant;

	(a)	Advisory Agreement. (1)

	(b)	Advisory Agreement with respect to Global Resources Fund (formerly known as Global Hard Assets Fund). (1)

	(c)	Advisory Agreement with respect to Emerging Markets Fund (formerly known as Global Balanced Fund). (3)

	(d)	(i)	Investment Advisory Agreement with respect to Emerging Markets Bond Fund (formerly known as Unconstrained Emerging Markets Bond Fund) and VanEck Morningstar Wide Moat Fund. (5)

		(ii)	Revised Exhibit A, effective as of November 6, 2017, to the Investment Advisory Agreement. (11)

		(iii)	Revised Exhibit A, effective as of March 19, 2021, to the Investment Advisory Agreement. (14)

		(iv)	Revised Exhibit A, effective as of June 23, 2021, to the Investment Advisory Agreement. (15)

	(e)	(i)	Investment Advisory Agreement with respect to CM Commodity Index Fund. (7)

		(ii)	Revised Appendix A, effective as of May 1, 2014, to the Investment Advisory Agreement. (9)

		(iii)	Appendix B, effective as of May 1, 2014, to the Investment Advisory Agreement. (8)

	(f)	Investment Advisory Agreement with respect to Onchain Economy ETF. (18)

	(g)	Investment Advisory Agreement with respect to VanEck Emerging Markets Bond ETF. (19)

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers;

	(a)	Distribution Agreement. (1)

		(i)	Letter Agreement adding Class C shares of International Investors Gold Fund to Distribution Agreement. (1)

		(ii)	Letter Agreement adding Class A and Class C shares of Global Resources Fund (formerly known as Global Hard Assets Fund) to Distribution Agreement. (1)

		(iii)	Letter Agreement adding Class A shares of Emerging Markets Fund (formerly known as Global Balanced Fund) to Distribution Agreement. (3)

		(iv)	Letter Agreement adding CM Commodity Index Fund to Distribution Agreement. (5)

		(v)	Letter Agreement adding Emerging Markets Bond Fund (formerly known as Unconstrained Emerging Markets Bond Fund) to Distribution Agreement. (6)

(vi) Letter Agreement adding VanEck Morningstar Wide Moat Fund to Distribution Agreement. (11)

(vii) Letter Agreement to Distribution Agreement. (12)

	(b)	Distribution Agreement relating to ETF series of VanEck Funds. (18)

(i) Revised Exhibit A adding VanEck Emerging Markets Bond ETF. (19)

	(c)	Form of Participant Agreement. (17)

(8)	Copies of all bonus, profit sharing, pension, or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the Registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

Not Applicable.

(9)	Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act for securities and similar investments of the Registrant, including the schedule of remuneration;

	(a)	Custodian Agreement with respect to non-ETF series of VanEck Funds and VanEck VIP Trust. (2)

	(b)	Custodian Agreement with respect to ETF series of VanEck Funds. (16)

(i) Joinder to Custodian Agreement with respect to ETF series of VanEck Funds. (17)

(10)	Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act, any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant's trustees describing any action taken to revoke the plan;

	(a)	Form of Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (5)

	(b)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (8)

	(c)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (14)

	(d)	Amended Exhibit A to Amended and Restated Plan of Distribution pursuant to Rule 12b-1. (15)

	(e)	Amended and Restated Multiple Class Plan pursuant to Rule 18f-3. (11)

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and nonassessable;

	(a)	Opinion and Consent of Stradley Ronon Stevens & Young, LLP, dated July 23, 2025. (20)

(12)	An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus;

	(a)	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders. (22)

(13)	Copies of all material contracts of the Registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement;

	(a)	Accounting and Administrative Services Agreement. (1)

	(b)	Letter Agreement adding International Investors Gold Fund to Accounting and Administrative Services Agreement. (1)

	(c)	Forms of Procedural Agreement, Customer Agreement and Safekeeping Agreement with Merrill Lynch Futures Inc. and Morgan Stanley. (1)

	(d)	Letter Agreement adding Emerging Markets Fund (formerly known as Global Balanced Fund) to Accounting and Administrative Services Agreement. (3)

	(e)	Data Access Service Agreement. (3)

	(f)	(i) Transfer Agency Agreement with SS&C. (3)

(ii) Transfer Agency Agreement with SSB, with respect to ETF series of VanEck Funds. (16)

(a) Joinder to Transfer Agency Agreement with respect to ETF series of VanEck Funds. (17)

	(g)	Form of Trustee Indemnification Agreement. (4)

	(h)	Simplified Employee Plan. (1)

	(i)	Amended Retirement Plan for Self-Employed Individuals, Partnerships and Corporations Using Shares of International Investors Incorporated or the VanEck Funds. (1)

(14)	Copies of any opinions, appraisals, or rulings, and consents to their use, relied on in preparing the registration statement and required by Section 7 of the 1933 Act;

	(a)	Consent of Independent Registered Public Accounting Firm. (21)

(15)	All financial statements omitted pursuant to Item 14(a)(1):

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement;

(a) Power of Attorney dated June 5, 2025. (20)

(17)	Any additional exhibits which the Registrant may wish to file;

(1) Code of Ethics of the Registrant. (12)

(2) Code of Ethics of Registrant’s Investment Advisers and Principal Underwriter. (17)

(1)Incorporated by reference to Post-Effective Amendment No. 51 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 1, 1999.

(2)Incorporated by reference to Post-Effective Amendment No. 55 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed on March 19, 2001.

(3)Incorporated by reference to Post-Effective Amendment No. 63 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed February 25, 2005.

(4)Incorporated by reference to Post-Effective Amendment No. 67 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 30, 2007.

(5)Incorporated by reference to Post-Effective Amendment No. 100 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed November 22, 2010.

(6)Incorporated by reference to Post-Effective Amendment No. 106 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 27, 2012.

(7)Incorporated by reference to Post-Effective Amendment No. 114 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 19, 2013.

(8)Incorporated by reference to Post-Effective Amendment No. 118 to Registrant’s Registration Statement, File Nos. 02-97596 and 811-04297, filed December 6, 2013.

(9)Incorporated by reference to Post-Effective Amendment No. 122 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 30, 2014.

(10)Incorporated by reference to Post-Effective Amendment No. 131 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed April 25, 2016.

(11)Incorporated by reference to Post-Effective Amendment No. 153 to Registrant’s Registration Statement, File Nos. 002-97596 and 811-04297, filed November 3, 2017.

(12)Incorporated by reference to Post-Effective Amendment No. 160 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on September 6, 2019.

(13)Incorporated by reference to Post-Effective Amendment No. 162 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 29, 2020.

(14)Incorporated by reference to Post-Effective Amendment No. 165 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 28, 2021.

(15)Incorporated by reference to Post-Effective Amendment No. 173 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on October 21, 2021.

(16)Incorporated by reference to Post-Effective Amendment No. 2,652 to Registration Statement of VanEck ETF Trust, File Nos. 333-123257 and 811-10325, filed on November 22, 2019.

(17)Incorporated by reference to Post-Effective Amendment No. 180 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 16, 2025.

(18)Incorporated by reference to Post-Effective Amendment No. 181 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on April 29, 2025.

(19)Incorporated by reference to Post-Effective Amendment No. 183 to the Registrant's Registration Statement, File Nos. 002-97596 and 811-04297, filed on August 20, 2025.

(20)Incorporated by reference to the Registrant's Initial Registration Statement on Form N-14, File No. 333-288888, filed on July 23, 2025.

(21)Incorporated by reference to Post-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14, File No. 333-288888, filed on August 22, 2025.

(22)Filed herewith.

Item 17.    Undertakings.

(1)The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Juan in the Commonwealth of Puerto Rico on the 9th day of October, 2025.

VANECK FUNDS

By: /s/ Laura I. Martinez
Name: Laura I. Martinez
Title: Vice President and Assistant Secretary

As required by the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ Jan F. van Eck* Jan F. van Eck	Chief Executive Officer, President and Trustee	October 9, 2025
/s/ John J. Crimmins* John J. Crimmins	Vice President, Chief Financial Officer and Principal Accounting Officer	October 9, 2025
/s/ Jane DiRenzo Pigott* Jane DiRenzo Pigott	Trustee	October 9, 2025
/s/ Jayesh Bhansali* Jayesh Bhansali	Trustee	October 9, 2025
/s/ Jon Lukomnik* Jon Lukomnik	Trustee	October 9, 2025
/s/ R. Alastair Short* R. Alastair Short	Trustee	October 9, 2025

*By: /s/ Laura I. Martinez
Laura I. Martinez
Attorney-In-Fact
(Pursuant to Power of Attorney filed on July 23, 2025)

EXHIBIT INDEX
Exhibit No.	Exhibit
EX-16.4.a	Plan of Reorganization
EX-16.12.a	Opinion of Stradley Ronon Stevens & Young, LLP, supporting the tax matters and consequences to shareholders